Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards					$ 11,744,000	$ 5,519,000
Research tax credit					636,000	294,000
Provision for income tax			0
Accrued Interest	0		0
Interest Expense	0	0	0	0
Domestic Tax Authority
Income Tax Disclosure [Abstract]
Research tax credit					388,000
State and Local Jurisdiction
Income Tax Disclosure [Abstract]
Research tax credit					$ 248,000